Submission	May 20, 2026
Submission [Line Items]
Central Index Key	0000009466
Registrant Name	BALTIMORE GAS & ELECTRIC CO
Registration File Number	333-277223-01
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES